Description of Organization and Summary of Significant Accounting Policies -Organization (Details)			6 Months Ended	12 Months Ended
	Feb. 14, 2025 USD ($)	Feb. 13, 2025 USD ($)	Jun. 30, 2025 USD ($) D $ / shares shares	Dec. 31, 2024 USD ($) D $ / shares shares	Dec. 31, 2023 $ / shares
Description of Organization and Summary of Significant Accounting Policies
Common Stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001
Net intangible assets			$ 5,000,001
Lock Up Shares 33.0 Percent
Description of Organization and Summary of Significant Accounting Policies
Percentage of lock up shares			33.00%	33.00%
Class A Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common Stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001
Southport, Sigma Merger Sub, Inc.
Description of Organization and Summary of Significant Accounting Policies
Common Stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Business Combination, Consideration, Threshold Amount			$ 1,500,000,000	$ 1,500,000,000
Aggregate gross proceeds of any capital, by company divided | $ / shares			$ 10	$ 10
Restriction period			1 year	1 year
Merger agreement to increase the amount of expenses	$ 11,415,000	$ 11,000,000
Southport, Sigma Merger Sub, Inc. | Lock Up Shares 33.0 Percent
Description of Organization and Summary of Significant Accounting Policies
Last reported sale price common stock | $ / shares			$ 12.5	$ 12.5
Trading days | D			20	20
Consecutive trading days | D			30	30
After closing period for non commencement of consecutive trading days | D			30	30
Southport, Sigma Merger Sub, Inc. | Lock Up Shares 50.0 Percent
Description of Organization and Summary of Significant Accounting Policies
Percentage of lock up shares			50.00%	50.00%
Last reported sale price common stock | $ / shares			$ 15	$ 15
Trading days | D			20	20
Consecutive trading days | D			30	30
After closing period for non commencement of consecutive trading days | D				30
Southport, Sigma Merger Sub, Inc. | Subsequent event
Description of Organization and Summary of Significant Accounting Policies
Merger agreement to increase the amount of expenses	11,415,000	11,000,000
Deductible transaction costs	3,863,342	$ 3,500,000
Southport, Sigma Merger Sub, Inc. | Minimum
Description of Organization and Summary of Significant Accounting Policies
Net intangible assets	5,000,001			$ 5,000,001
Southport, Sigma Merger Sub, Inc. | Minimum | Subsequent event
Description of Organization and Summary of Significant Accounting Policies
Net intangible assets	$ 5,000,001
Southport, Sigma Merger Sub, Inc. | Class A Common Stock
Description of Organization and Summary of Significant Accounting Policies
Warrant conversion | shares			0.1	0.1